CERTIFICATION UNDER RULE 497(j)


May 5, 2008

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.   20549

Re:	First Symetra National Life Insurance Company of
         New York
	First Symetra Separate Account S ("Registrant")
	1933 Act File No. 333-140379
        1940 Act File No. 811-7949



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 1, 2008, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on April 30, 2008.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Michael F. Murphy

Michael  F. Murphy
Assistant Vice President